ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Apr. 04, 2023	Oct. 04, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Restructuring Cost and Reserve [Line Items]
Payments to Acquire Notes Receivable					$ 500,000
Accruals					909,187	$ 112,074
Development and regulatory approval expenses					634,518
Legal and consulting fees					136,324
Audit and accounting service fees					99,454
Other general and administrative expenses					$ 38,891
Intelligent Fingerprinting Limited [Member]
Restructuring Cost and Reserve [Line Items]
Payments to Acquire Notes Receivable		$ 363,500
Intelligent Fingerprinting Limited [Member] | Second Installment [Member]
Restructuring Cost and Reserve [Line Items]
Number of shares held back, fair value			$ 217,500
Number of shares held back			500,000
Intelligent Fingerprinting Limited [Member] | Subsequent Event [Member] | Second Installment [Member]
Restructuring Cost and Reserve [Line Items]
Payments to Acquire Notes Receivable	$ 181,750